Transactions with associates companies	12 Months Ended
Dec. 31, 2017
Hierarchy and fair value of financial instruments [Line Items]
Transactions with associates companies [Text Block]
29.	Transactions with associates companies

(a)	The Group has carried out the following transactions with its associates in the years 2017, 2016 and 2015:

	2017	2016	2015
	US$(000)	US$(000)	US$(000)

Royalties collected to Minera Yanacocha S.R.L.:
S.M.R.L. Chaupiloma Dos de Cajamarca (c)	20,739	24,339	32,414

Services provided to Minera Yanacocha S.R.L. by:
Consorcio Energético de Huancavelica S.A. (operation and maintenance)	381	915	1,694
Buenaventura Ingenieros S.A (execution of specific work orders)	227	177	845
Consorcio Energético de Huancavelica S.A. (energy transmission)	212	-	-

	2017	2016	2015
	US$(000)	US$(000)	US$(000)

Dividends received by:
Compañía Minera Coimolache S.A.	9,823	11,390	6,691
Minera Yanacocha S.R.L.	-	130,950	-
Loans collected (granted) to:
Sociedad Minera Cerro Verde S.A.A.	124,800	-	(124,800)

Sales of supplies to Compañía Minera Coimolache S.A. by:
Compañía de Minas Buenaventura S.A.A.	2	1	56
Minera La Zanja S.R.L.	2	-	74

Sales of mineral to Minera Yanacocha S.R.L. by:
Minera La Zanja S.R.L.	710	-	-
Compañía de Minas Buenaventura S.A.A.	704	1,271	2,114

Interest income over loans granted by Compañía Minera Coimolache S.A. to:
Consorcio Energético de Huancavelica S.A.A.	-	3	19

Supplies purchase to Compañía Minera Coimolache S.A. by:
Consorcio Energético de Huancavelica S.A.A.	18	10	1
Minera La Zanja S.R.L.	6	10	6
Buenaventura Ingenieros S.A.	4	-	-
Compañía de Minas Buenaventura S.A.A.	-	1	29

Interest income over loans granted by associates, note 26(a)	1,685	4,164	2,286

Services provided to Compañía Minera Coimolache S.A. by:
Empresa de Generación Huanza S.A. (sale of energy)	2,137	1,679	1,676
Consorcio Energético de Huancavelica S.A. (construction services)	1,332	1,152	346
Buenaventura Ingenieros S.A (execution of specific work orders)	835	824	471
Consorcio Energético de Huancavelica S.A. (operation and maintenance)	178	332	559

Services provided by to Sociedad Minera Cerro Verde S.A.A. by:
Buenaventura Ingenieros S.A (execution of specific work orders)	57	-	-

	2017	2016	2015
	US$(000)	US$(000)	US$(000)

Services received by Compañía Minera Coimolache S.A. for:
Minera La Zanja S.R.L. (administrative services)	149	200	-

Purchase of assets of Compañía Minera Coimolache S.A. from:
Consorcio Energético de Huancavelica S.A. (operation and maintenance)	336	-	-

(b)	As a result of the transactions indicated in the paragraph (a), the Group had the following accounts receivable and payable from/to associates:

	2017	2016
	US$(000)	US$(000)

Trade and other receivables, note 7(a) -
Trade receivables
Minera Yanacocha S.R.L. (c)	6,740	7,079
Compañía Minera Coimolache S.A.	592	681
Sociedad Minera Cerro Verde S.A.A.	16	-
	7,348	7,760
Other receivables
Compañía Minera Coimolache S.A.	732	240
Sociedad Minera Cerro Verde S.A.A. (d)	-	126,050
Minera Yanacocha S.R.L.	-	379
	732	126,669

Total trade and other receivables	8,080	134,429

Classification by maturity:
Current portion	8,080	8,379
Non-current portion	-	126,050

Total trade and other receivables	8,080	134,429

Trade and other payables, note 14(a) -
Trade payables
Compañía Minera Coimolache S.A.	15	25
Minera Yanacocha S.R.L.	-	1,347
	15	1,372
Other payables
Compañía Minera Coimolache S.A.	42	3
Other	20	-
	62	3

Total trade and other payables	77	1,375

(c)	S.M.R.L. Chaupiloma Dos de Cajamarca -
In accordance with mining lease, amended and effective on January 1, 1994, Minera Yanacocha S.R.L. pays the Group a 3% royalty based on quarterly production sold at current market prices, after deducting refinery and transportation costs. The royalty agreement expires in 2032.

(d)	Sociedad Minera Cerro Verde S.A. -
In December 2014, Cerro Verde entered into shareholder loan agreements with, or affiliates of, Freeport Minerals Corporation, Compañía de Minas Buenaventura S.A.A. and SMM Cerro Verde Netherlands B.V., for up to US$800 million. As of December 31, 2016, Cerro Verde had borrowed US$606 million under these loan agreements (US$800 million under these loan agreements as of December 31, 2015), US$125 million with Buenaventura. During 2017, Buenaventura received the payment in advance of the long-term loan held with Sociedad Minera Cerro Verde S.A.

(e)	Key officers -
As of December 31, 2017 and 2016, directors, officers and employees of the Group have been involved, directly and indirectly, in financial transactions with certain subsidiaries. As of December 2017 and 2016, loans to employees, directors and key personnel amounts to US$47,000 and US$91,000, respectively, are paid monthly and earn interest at market rates.

There are no loans to the Group’s directors and key personnel guaranteed with Buenaventura or any of its Subsidiaries’ shares.

The Group’s key executives’ compensation (including the related income taxes assumed by the Group) for the years 2017 and 2016 are presented below:

	2017	2016
	US$(000)	US$(000)

Accounts payable:
Directors’ remuneration	1,641	-
Salaries	1,257	1,034
Directors’ compensations	1,200	1,016
Other payments to officers	1,899	598
	5,997	2,648

Disbursements:
Salaries	10,530	9,922

Minera Yanacocha SRL and subsidiary [Member]
Hierarchy and fair value of financial instruments [Line Items]
Transactions with associates companies [Text Block]
21.	Transactions with related parties

(a)	The main transactions carried out by the Company with its related parties in the years 2017, 2016, and 2015 were:

	2017	2016	2015
	US$(000)	US$(000)	US$(000)

Royalties paid:
S.M.R.L. Chaupiloma Dos de Cajamarca, note 15 and 1(a)	20,739	24,339	32,414

Services rendered by:
Newmont Peru S.R.L. (management services)	8,985	10,420	24,644
Newmont USA Limited	5,607	6,438	9,076

(b)	As a result of the transactions indicated in the paragraph (a), the Company had the following accounts receivable and payable from/to associates:

	2017	2016
	US$(000)	US$(000)

Balance receivable from related parties, note 6
Newmont USA Limited	1,523	389
Suriname Gold Company LLC	567	281
NVL, USA Limited, Delaware	79	-
Newmont Peru S.R.L.	10	15
Newmont Technologies Limited	5	120
Others	1	10
	2,185	815

Balance payable for related parties, note 11
S.M.R Chaupiloma Dos de Cajamarca	5,144	5,846
Newmont USA Limited.	2,548	1,403
Newmont Peru S.R.L.	1,263	742
Newmont Technologies Limited.	960	1,007
Newmont International Service Limited.	42	26
Others	5	28
	9,962	9,052

AII the balances above are of current maturity, have no specific guarantees and are not interest bearing.

Sociedads Mineras Cerro Verde Saa [Member]
Hierarchy and fair value of financial instruments [Line Items]
Transactions with associates companies [Text Block]
4.	Related parties

Accounts receivable from related parties and accounts payable to related parties are made up as follows:

	December 31,	December 31,
	2017	2016
	US$(000)	US$(000)
Accounts receivable from related parties
Parent Company
FMC (a)	372,327	345,609
Other related parties
Sumitomo Metal Mining Company, Ltd. (b)	19,900	23,552
Climax Molybdenum Marketing Corporation (c)	19,570	6,145

Total accounts receivable from related parties	411,797	375,306

Accounts payable to related parties
Parent Company
FMC (d)	8,470	30,353
Other related parties
Freeport-McMoRan Sales Company Inc.	3,601	3,134
Minera Freeport-McMoRan South America Ltda	1,248	779
Freeport Cobalt OY	296	-
Minera Freeport-McMoRan South America S.A.C.	66	-

Total accounts payable to related parties	13,681	34,266

Less: accounts payable to related parties, long term	(8,147)	(7,132)

Total accounts payable, short term	5,534	27,134

(a)
Accounts receivable from FMC mainly correspond to sales of copper concentrate and copper cathode. The Company has a long-term agreement with FMC through which it has committed to sell between 70% and 80% of its annual copper concentrate production from January 1, 2017 to December 31, 2021. These amounts exclude adjustments for embedded derivatives (see Note 5). Terms of the contracts are reviewed annually.

(b)
The Company has a long-term agreement with Sumitomo through which it has committed to sell 21% of its annual copper concentrates production from January 1, 2017 to December 31, 2021. These amounts exclude adjustments for embedded derivatives (see Note 5). Terms of the contracts are reviewed annually.

(c)
The Company has a long-term agreement with Climax Molybdenum Marketing Corporation (a wholly owned subsidiary of FMC) through which it has committed to sell 100% of its annual molybdenum concentrate production, at a price based on the Metals Week Dealer Oxide price and under a delivery type known as CIF (cost, insurance and freight) from January 1, 2015 through December 31, 2020. These amounts exclude adjustments for embedded derivatives (see Note 5).

(d)
Accounts payable to FMC as of December 31, 2017, is related to stock option benefits for US$8.1 million. The balance as of December 31, 2016, includes US$22.3 million for the purchase of used shovels and US$7.1 million of stock option benefits.

Short-term and long-term employee benefits are recognized as expenses during the period earned. Benefits received by key management personnel represent 0.35% of total revenues for the year 2017 (0.53% for the year 2016). For the years 2017 and 2016, Freeport had granted stock option and/or restricted stock unit benefits to certain key management personnel, the amounts of which are not significant at those dates. As of December 31, 2017 and 2016, the Company does not have any other long-term benefits.

Terms and transactions with related parties -

Transactions with related parties are made at normal market prices. Outstanding balances are unsecured, interest free and settlement occurs in cash. There have been no guarantees provided or received for any accounts receivables from related parties. As of December 31, 2017 and 2016, the Company had not recorded any impairment of accounts receivable from related parties.